Other Current Assets and Other Current Financial Assets - Other Current Financial Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)
Other Current Assets and Other Current Financial Assets
Prepaid advertising and promotional expenses	$ 7,286	$ 6,778	$ 5,768
Restricted cash						$ 349		$ 304
Current derivative financial assets						1,278		431
Note receivables						155		16,125
Other current financial assets				$ 85	[1]	1,782		16,860
Non-current accounts receivables						4,509		1,686
Health Division
Other Current Assets and Other Current Financial Assets
Non-current accounts receivables						506
Jetro Restaurant Depot
Other Current Assets and Other Current Financial Assets
Note receivables				$ 946		17,386	$ 933	15,954
U.S. dollars
Other Current Assets and Other Current Financial Assets
Restricted cash						$ 349		$ 304

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4